Acquisitions - Summary of HPES Purchase Price (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017	[2]	Apr. 01, 2016
Business Acquisition [Line Items]
Goodwill	$ 7,619 [1]		$ 1,855		$ 1,277
Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Cash and cash equivalents		$ 938
Accounts receivable		4,102
Other current assets		530
Total current assets		5,570
Property and equipment		2,581
Intangible assets		6,384
Other assets		1,571
Total assets acquired		16,106
Accounts payable, accrued payroll, accrued expenses, and other current liabilities		(4,605)
Deferred revenue		(1,315)
Long-term debt, net of current maturities		(4,806)
Long-term deferred tax liabilities and income tax payable		(1,550)
Other liabilities		(1,322)
Total liabilities assumed		(13,598)
Net identifiable assets acquired		2,508
Add: Fair value of non-controlling interests		(50)
Goodwill		7,392
Total consideration transferred		$ 9,850
Adjustment to settle obligations	$ 203

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.